Accounting policies	12 Months Ended
Dec. 31, 2011
Accounting policies

Note 2 - Accounting policies

Basis of presentation and principle of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), and include the financial statements of the Company and all its majority-owned subsidiaries that require consolidation. All material intercompany transactions and balances have been eliminated in the consolidation. Following are the entities which were consolidated up to the date of disposal:

	Place incorporated	Ownership percentage
SGOCO	Cayman Island	Parent Company
SGOCO International	Hong Kong	100%
SGOCO (Fujian)	Jinjiang, China	100%
Honesty Group	Hong Kong	100%
Guanke	Jinjiang, China	100%
Guancheng	Jinjiang, China	100%
Guanwei	Jinjiang, China	100%
SGO	Delaware, USA	100%

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant areas requiring the use of management estimates and assumptions relate to the collectability of its receivables and the fair value and accounting treatment of certain financial instruments. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results may differ significantly from these estimates. In addition, different assumptions or conditions could reasonably be expected to yield different results.

Concentration of risks

The Company’s operations are carried out in the PRC and its operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in government policies regarding laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments that subject the Company to a concentration of credit risk consist of cash. The Company maintains balances at financial institutions located in Hong Kong, China and USA. From time to time, balances in Hong Kong may exceed the Hong Kong Deposit Protection Board insured limits for the banks located in Hong Kong. Balances at financial institutions or state owned banks within the PRC are not insured. As of December 31, 2011 and 2010, the Company had deposits, including restricted cash balances, in excess of insured limits totaling $508,809 and $30,001,692, respectively. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks to the cash in its bank accounts.

Sales revenue from two major customers was approximately 31% of the Company’s total sales for the year ended December 31, 2011, with each customer individually accounting for 19% and 12% of revenue, respectively. The Company’s accounts receivable from these customers was approximately $6.4 million as of December 31, 2011.

Sales revenue from two major customers was approximately 35% of the Company’s total sales for the year ended December 31, 2010, with each customer individually accounting for 19% and 16% of revenue, respectively. The Company’s accounts receivable from these customers was approximately $24.8 million as of December 31, 2010.

Sales revenue from four major customers was approximately 74% of the Company’s total sales for the year ended December 31, 2009, with each customer individually accounting for 27%, 21%, 16% and 10% of revenue, respectively.

One major vendor provided approximately 23% of total purchases by the Company during the year ended December 31, 2011. The Company had no accounts payable due to this vendor as of December 31, 2011.

One major vendor provided approximately 15% of total purchases by the Company during the year ended December 31, 2010. The Company had $9,844 accounts payable due to this vendor as of December 31, 2010.

One major vendor provided approximately 21% of total purchases by the Company during the year ended December 31, 2009. The Company had no accounts payable due to this vendor as of December 31, 2009.

Cash and cash equivalents

For purposes of the cash flow statements, the Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. Cash includes cash on hand and demand deposits in accounts maintained with financial institutions or state owned banks within the PRC, USA and Hong Kong.

Restricted cash

The Company has notes payable outstanding and line of credit arrangements with various banks and is required to keep certain amounts on deposit that are subject to withdrawal restrictions.

Restricted cash represents amounts set aside by the Company in accordance with the Company’s debt agreements with certain financial institutions. These cash amounts are designated for the purpose of paying down the principal amounts owed to the financial institutions, and these amounts are held at the same financial institutions with which the Company has debt agreements in the PRC. Due to the short term nature of the Company’s debt obligations to these banks, the corresponding restricted cash balances have been classified as current in the consolidated balance sheets.

Accounts receivable, trade and other receivables

Receivables include trade accounts due from customers and other receivables such as cash advances to employees, related parties or third parties. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentration, customer credit worthiness, current economic trends and changes in customer payment patterns to determine if the allowance for doubtful accounts is adequate. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. Delinquent account balances are written-off after management has determined that the likelihood of collection is not probable and known bad debts are written off against the allowance for doubtful accounts when identified.

Inventories

Inventory is composed of raw materials, mainly parts for assembly of LCD /LED products and finished goods. Inventory is valued at the lower of cost or market value using the weighted average method. Management reviews inventories for obsolescence and compares the cost of inventory with the market value at least once a year. An allowance is made for writing down the inventory to its market value, if it is lower than cost.

Plant and equipment

Plant and equipment is stated at cost less accumulated depreciation and accumulated impairment losses, if any. Expenditures for maintenance and repairs are charged to earnings as incurred. Major additions are capitalized. When assets are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations. Depreciation of plant and equipment is provided using the straight-line method for substantially all assets with estimated lives as follows:

Estimated Useful Life
Buildings and improvements	20 years
Machinery equipment	5-10 years
Vehicles and office equipment	5 years

Construction in progress represents the costs incurred in connection with the construction of buildings or new additions to the Company’s plant facilities. No depreciation is provided for construction in progress until such time as the assets are completed and placed into service.

Government grants

The Company is entitled to receive grants from the PRC municipal government due to its operation in the high and new technology business sector. For the years ended December 31, 2011, 2010 and 2009, the Company received grants of approximately $973,320 (RMB6,305,117), $1,193,000 (RMB7,866,300), and $3,372,000 (RMB23,000,000), respectively, from the PRC municipal government. Grants received from the PRC municipal government in 2010 and 2009 could be used for enterprise development and technology innovation purposes. The government grants received during the 2010 and 2009 periods were recognized in the accompanying consolidated balance sheets as a reduction of cost of the assets acquired and buildings constructed. The grants that the Company received in 2011 were without condition, and they were recorded as other income upon receipt.

Intangible assets

Intangible assets mainly include land use rights. All land in the PRC is government owned. However, the government grants “land use rights.” The Company acquired land use rights in 2007 and has the right to use the land for 50 years. Amortization of the rights held by Guanke and Guancheng began in the fourth quarter of 2009 and in the third quarter of 2010, respectively, as the land had been placed into service.  The right held by Guanwei remains unamortized as it is under development and had no operations as of date of disposal.

Impairment of long-lived assets

The Company evaluates long lived assets, including equipment and intangible assets, for impairment at least once per year and whenever events or changes in circumstances indicate that the carrying value may not be recoverable from its estimated future cash flows. Recoverability of intangible assets, other long-lived assets is measured by comparing their net book value to the related projected undiscounted cash flows from these assets, considering a number of factors including past operating results, budgets, economic projections, market trends and product development cycles. If the net book value of the asset exceeds the related undiscounted cash flows, the asset is considered impairedand an impairment loss equal to an amount by which the carrying value exceeds the fair value of the asset is recognized. As of December 31, 2011 and 2010, management believes there was no impairment of long-lived assets.

Derivative liability

Derivative liabilities, which include public and private warrants, a put option and underwriter options, are recorded on the consolidated balance sheet as a liability at their fair value.  The Company accounts for derivative liabilities in accordance with an accounting standard regarding “Instruments that are Indexed to an Entity’s Own Stock”.  This accounting standard specifies that a contract that would otherwise meet the definition of a derivative but is both (a) indexed to the Company’s own stock and (b) classified in stockholders’ equity in the statement of financial position would not be considered a derivative financial instrument.  It provides a new two-step model to be applied in determining whether a financial instrument or an embedded feature is indexed to an issuer’s own stock and thus able to qualify for the scope exception within the standards.

Prior to the Acquisition, warrants issued were treated as equity. As a result of the Acquisition, the derivative treatment exemption was no longer afforded equity treatment because the strike price of the warrants is denominated in U.S. Dollars, a currency other than the Company’s functional currency which is the Chinese Renminbi (“RMB”). Therefore, warrants are not considered indexed to the Company’s own stock, and as such, all future changes in the fair value of these warrants will be recognized currently in earnings until such time as the warrants are exercised or expire.  The Company reclassified the fair value of these warrants, which have the dual-indexed feature, from equity to liability.

The Company accounts for the put option agreement in accordance with the accounting standards regarding certain financial instruments with characteristics of both liabilities and equity.  The put option agreement obligated the Company to purchase such shares. As the result, the Company treated the put option as a liability.

Fair value of financial instruments

The Company’s financial instruments primarily consist of cash and cash equivalents, restricted cash, accounts receivable and payable, other receivables and payables, advances to customers, short-term loans, customer deposits and put option liability.

As of the balance sheet dates, the estimated fair value of these financial instruments were not materially different from their carrying values as presented due to the short maturities of these instruments and that the interest rates on the borrowings approximate those that would have been available for loans for similar remaining maturity and risk profile at the respective reporting periods.

The accounting standards regarding fair value of financial instruments and related fair value measurements define financial instruments and require fair value disclosures of those financial instruments. The fair value measurement accounting standard defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The carrying amounts reported in the balance sheets for current assets and current liabilities qualifying as financial instruments are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels are defined as follows:

• Level 1	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
• Level 2	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
• Level 3	inputs to the valuation methodology are unobservable and significant to the fair value.

The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis:

	Carrying Value at December 31, 2011	Fair Value Measurement at December 31, 2011
		Level 1	Level 2	Level 3
Warrant derivative liability	$92,966	$62,879	$30,087	$-

	Carrying Value at December 31, 2010	Fair Value Measurement at December 31, 2010
		Level 1	Level 2	Level 3
Warrant derivative liability	$1,530,569	$1,068,974	$461,595	$-
Put option liability	2,000,000	2,000,000	-	-
Total	$3,530,569	$3,068,974	$461,595	$-

A discussion of the valuation techniques used to measure fair value for the liabilities listed above and activity for these liabilities for the year ended December 31, 2011, is provided in Note 12.

As of December 2011 and 2010, there was no asset or liability measured at fair value on a non-recurring basis.

Revenue recognition

The Company’s revenue recognition policies are in accordance with the accounting standards. Sales revenue is recognized at the date of shipment to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, no other significant obligations of the Company exist and collectability is reasonably assured. For products that are required to be examined by customers, sales revenue is recognized after the customer examination is passed.  Payments received before all of the relevant criteria for revenue recognition are recorded as customer deposits.  The Company offers limited extended warranty and service contracts to customers. Most of these services are provided by the distributors. Management did not estimate future warranty liabilities as historical warranty expenses were minimal.

Income taxes

The Company accounts for income taxes in accordance with the FASB’s accounting standard for income taxes. Under the asset and liability method as required by this accounting standard, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The charge for taxation is based on the results for the reporting period as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. The effect on deferred income taxes of a change in tax rates is recognized in income in the period that includes the enactment date.  A valuation allowance is recognized if it is more likely than not that some portion, or all of, a deferred tax asset will not be realized.  There was no deferred tax amount as of December 31, 2011 and 2010.

Under the accounting standard regarding accounting for uncertainty in income taxes, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the year incurred.  No material penalties or interest relating to income taxes have been incurred during the years ended December 31, 2011, 2010 and 2009.  US GAAP also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosures and transition.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or its withholding agent. The statute of limitations extends to five years under special circumstances, which are not clearly defined. In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

According to the Circular on the State Administration of Taxation on Strengthening the Management of EIT Collection of Proceeds from Equity Transfers by Non-Resident Enterprises (Guoshuihan [2009] No. 698) (“Circular 698”), a non-PRC Tax Resident Enterprise is subject to the PRC EIT on the taxable gain arising from a sale of transfer of any intermediate offshore company which directly or indirectly holds an interest, including any assets, subsidiaries, or other forms of business operations, in the PRC at a rate of 19%, or otherwise stipulated in an applicable tax treaty or arrangement. Circular 698 applies to all transactions conducted on or after January 1, 2008.

In addition to the above, after the EIT Law and its Implementing Rules were promulgated, the State Administration of Taxation released several regulations to stipulate more details for carrying out the EIT Law and its Implementing Rules. These regulations include:

1.	Notice of the State Administration of Taxation on the Issues Concerning the Administration of Enterprise Income Tax Deduction and Exemption (2008);

2.	Notice of the State Administration of Taxation on Intensifying the Withholding of Enterprise Income Tax on Non-resident Enterprises’ Interest Income Sourcing from China (2008);

3.	Notice of the State Administration of Taxation on Several Issues Concerning the Recognition of Incomes Subject to the Enterprise Income Tax (2008);

4.	Opinion of the State Administration of Taxation on Strengthening the Administration of Enterprise Income Tax (2008);

5.	Notice of the Ministry of Finance and State Administration of Taxation on Several Preferential Policies regarding Enterprise Income Tax (2008);

6.	Interim Measures for the Administration of Collection of Enterprise Income Tax on the Basis of Consolidation of Trans-regional Business Operations (2008); and

7.	Several Issues Concerning the Enterprise Income Tax Treatment on Enterprise Reorganization (2009).

Advertising costs

The Company expenses the cost of advertising as incurred in selling expenses. The Company had minimum advertising costs incurred for the years ended December 31, 2011, 2010 and 2009.

Shipping and handling

Shipping and handling cost incurred to ship finished products to customers are included in selling expenses. Shipping and handling expenses for the years ended December 31, 2011, 2010 and 2009, amounted to $391,758, $333,647 and $58,288, respectively.

Research and development costs

Research and development costs are expensed as incurred and are included in general and administrative expenses. The costs of material and equipment that are acquired or constructed for research and development activities and have alternative future uses are classified as plant and equipment and depreciated over their estimated useful lives. Research and development costs for the years ended December 31, 2011 and 2010 amounted to $319,408 and $117,843, respectively. The Company had no research and development costs of the year ended December 31, 2009.

Earnings per share

The Company reports earnings per share in accordance with the provisions of FASB’s related accounting standard. This standard requires presentation of basic and diluted earnings per share and disclosure of the methodology used in computing such earnings per share. Basic earnings per share exclude dilution and is computed by dividing income available to common stockholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock. Dilution is computed by applying the treasury stock method. Under this method, option and warrants were assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

Foreign currency translation

The reporting currency of the Company is the U.S. Dollar. The functional currency of PRC subsidiaries is the RMB. Results of operations and cash flow are translated at average exchange rates during the period, and assets and liabilities are translated at the unified exchange rate as quoted by the People’s Bank of China at the end of the period. Capital accounts are translated at their historical exchange rates when the capital transaction occurred. Translation adjustments resulting from this process are included in accumulated other comprehensive income in the consolidated statement of shareholders’ equity. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

The balance sheet amounts with the exception of equity were translated at RMB6.30 and RMB6.59 to $1.00 at December 31, 2011 and 2010, respectively. The equity accounts were stated at their historical exchange rates. The average translation rates applied to the income and cash flow statement amounts for the years ended December 31, 2011, 2010 and 2009 were RMB6.46, RMB6.76 and RMB6.82 to $1.00, respectively.

Recent accounting pronouncements

In December 2010, the FASB issued an authoritative pronouncement on disclosure of supplementary pro forma information for business combinations. The objective of this guidance is to address diversity in practice regarding the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in this update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior Annual Reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments affect any public entity as defined by Topic 805—Business Combinations that enters into business combinations that are material on an individual or aggregate basis. The amendments will be effective for business combinations consummated in periods beginning after December 15, 2010, and should be applied prospectively as of the date of adoption. Early adoption is permitted. The adoption of this pronouncement did not have a significant impact on the Company’s financial condition or results of operations.

In May 2011, the FASB issued ASU 2011-04 Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU is the result of joint efforts by the FASB and International Accounting Standards Board (“IASB”) to develop a single, converged fair value framework — that is, converged guidance on how (not when) to measure fair value and on what disclosures to provide about fair value measurements. Thus, there are few differences between this ASU and its international counterpart, IFRS 13. While this ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands Topic 820’s existing disclosure requirements for fair value measurements and makes other amendments. Many of these amendments were made to eliminate unnecessary wording differences between U.S. GAAP and IFRSs. However, some could change how the fair value measurement guidance in Topic 820 is applied. This ASU is effective for interim and annual periods beginning after December 15, 2011 for public entities. It is not expected to have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The Company does not expect the adoption of this pronouncement will have a significant impact on the Company’s financial condition or results of operations.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Company does not expect the adoption of this pronouncement will have a significant impact on our financial condition or results of operations.

In December 2011, the FASB issued ASU 2001-11 Balance Sheet (Topic 210)-Disclosures about Offsetting Assets and Liabilities: The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for Annual Reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. It is not expected to have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12 Comprehensive Income (Topic 220): In order to defer only those changes in update 2011-05 that relate to the presentation of reclassification adjustments, the paragraphs in this update supersede certain pending paragraphs in Update 2011-05. The amendments are being made to allow the Board time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the Board is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before Update 2011-05. All other requirements in Update 2011-05 are not affected by this update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. It is not expected to have a material impact on the Company’s consolidated financial statements.

In July 2012, the FASB issued 2012-02 Intangibles — Goodwill and Other (Topic 350): The amendments in this update will allow an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Under these amendments, an entity would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. It is not expected to have a material impact on the Company’s consolidated financial statements.

Reclassification

Certain amounts included in the 2010 financial statements have been reclassified to conform to the 2011 financial statement presentation as follows:

1.	Taxes (apart from enterprise income tax) payables of $(76,340) were presented as part of Other Payables in the Company’s Consolidated Balance Sheets as of December 31, 2010. After such reclassification, Other Payables as of December 31, 2010 decreased to $1,679,541 and Taxes Payable increased to $2,526,279.

2.	The put option derivative liability of $2,000,000 was presented as part of current liabilities in the Company’s Consolidated Balance Sheets as of December 31, 2010. After such reclassification, current liabilities as of December 31, 2010 increased to $90,462,801.